Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income	¥ 2,100,392	$ 321,900	¥ 2,960,768	¥ 2,788,547
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(141,677)	(21,713)	(8,835)	198,654
Comprehensive income	1,958,715	300,187	2,951,933	2,987,201
Less: comprehensive loss attributed to the non-controlling interest	(26,004)	(3,985)	(8,081)	(24,613)
Comprehensive income attributable to Momo Inc.	¥ 1,984,719	$ 304,172	¥ 2,960,014	¥ 3,011,814